Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets		$ 1,061,715	$ 581,593
Non-current assets		2,710,345	3,456,821
Current liabilities		(192,978)	(447,285)
Non-current liabilities		(1,283,164)	(1,310,843)
Carrying amount of NCI		697,433	486,598
Revenue		573,957	487,763	$ 386,470
Profit/(loss) after tax		349,659	875,317	504,225
Profit/(loss) attributable to NCI		37,007	(54,956)	(2,881)
Cash flows from operating activities		771,381	240,529	92,196
Cash flows from investing activities		(203,438)	(205,451)	(221,580)
Cash flows from financing activites excluding dividends paid to NCI		(493,676)	146,580	255,810
Effect of changes in the exchange rate on cash and cash equivalents		(13,640)	6,702	12,605
Net increase(decrease) in cash and cash equivalents		$ 74,267	$ 181,658	$ 126,426
Opc Member
Disclosure of subsidiaries [line items]
NCI percentage	[1]	56.20%	53.14%	39.09%
Current assets		$ 419,636	$ 346,380	$ 693,913
Non-current assets		2,289,101	2,141,744	1,040,400
Current liabilities		(184,418)	(230,518)	(221,975)
Non-current liabilities		1,283,445	(1,341,962)	(980,028)
Net exposure		1,240,874	915,644	532,310
Carrying amount of NCI		697,433	486,598	208,080
Revenue		573,957	487,763	385,625
Profit/(loss) after tax		65,352	(93,898)	(12,583)
Other comprehensive (loss)/income		(11,249)	(74,219)	(2,979)
Profit/(loss) attributable to NCI		37,007	(54,022)	(2,567)
OCI attributable to NCI		(568)	33,661	(616)
Cash flows from operating activities		62,538	119,264	104,898
Cash flows from investing activities		(328,610)	(256,200)	(643,942)
Cash flows from financing activites excluding dividends paid to NCI		285,898	311,160	(489,919)
Dividends paid to NCI		0	(10,214)	(12,412)
Effect of changes in the exchange rate on cash and cash equivalents		13,545	6,717	12,566
Net increase(decrease) in cash and cash equivalents		$ 6,281	$ 170,727	$ (48,971)

[1]	The NCI percentage represents the effective NCI of the Group